ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Breakdown of Assets and Liabilities

	RMB	US$
Current assets	4,909	752
Other non-current assets	257,368	39,443
Current liabilities	(26,024)	(3,988)
Non-current liabilities	(539)	(83)
Net assets disposed	235,714	36,124

Schedule of gain on disposal

	RMB	US$
Cash proceeds	247,803	37,977
Settlement of amount due from CHS	(602)	(92)
Commission fee	(44,039)	(6,749)
Fair value of retained noncontrolling investment	22,925	3,513
Disposition of net assets	(235,714)	(36,124)
Foreign currency translation	(5,267)	(808)
Loss on disposal of CHS	(14,894)	(2,283)

Schedule of Reconciliation of total purchase consideration

RMB
- Cash consideration	421,730
- Fair value of previously hold equity interests	407,998
- Settlement of amounts due to Tianjin Jiatai Group (including the mandatorily redeemable noncontrolling interest in SP and purchase consideration of Wuxi MZJH)	(675,854)
- Settlement of advance from suppliers	(94,530)
- Settlement of other receivables	84,715
Total	144,059

Schedule of actual results from acquisition date

	For the Years Ended December 31,
	2019
	RMB	US$

Net revenues	366	53
Net loss	(7,902)	(1,135)

Tianjin Jiatai Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

RMB
Current assets	9,451
Property, plant and equipment, net	53,649
Intangible assets	89,000
Goodwill	45,272
Current liabilities	(31,063)
Deferred tax liabilities	(22,250)
Total	144,059

Schedule of pro forma results

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$

Net revenues	186,086	193,251	27,759
Net loss	(376,130)	(589,774)	(84,716)

Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

RMB
Current assets	424
Property, plant and equipment, net	3,281
Intangible assets	5,053
Goodwill	3,213
Long-term deferred and other non-current	1,202
Current liabilities	(445)
Deferred tax liabilities	(1,250)
Total	11,478

Schedule of Reconciliation of total purchase consideration

RMB
Cash consideration in agreement	8,400
Non-controlling interest	3,078
Total	11,478

HealthingKon
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

RMB
Current assets	16,567
Property, plant and equipment, net	1,421
Intangible assets	133,183
Goodwill	368,221
Current liabilities	(44,564)
Deferred tax liabilities	(19,829)
Non-controlling interest	(335,161)
Total	119,838

Schedule of Reconciliation of total purchase consideration

RMB
Cash consideration	21,500
Fair value of the share consideration	98,338
Total	119,838